Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Buffer 12 ETF – May
PGIM S&P 500 Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 30, 2025 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2025 and end on April 30, 2026.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Buffer 12 ETF – MayMAYPGross: 15.90%Net: 15.40%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 15.90% (before fees and expenses).PGIM S&P 500 Buffer 20 ETF – MayPBMYGross: 12.00%Net: 11.50%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 12.00% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: May 1, 2025 through April 30, 2026.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM S&P 500 Buffer 12 ETF - May
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Buffer 12 ETF – May
PGIM S&P 500 Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 30, 2025 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2025 and end on April 30, 2026.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Buffer 12 ETF – MayMAYPGross: 15.90%Net: 15.40%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 15.90% (before fees and expenses).PGIM S&P 500 Buffer 20 ETF – MayPBMYGross: 12.00%Net: 11.50%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 12.00% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: May 1, 2025 through April 30, 2026.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM S&P 500 Buffer 20 ETF - May
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Buffer 12 ETF – May
PGIM S&P 500 Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 30, 2025 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2025 and end on April 30, 2026.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM S&P 500 Buffer 12 ETF – MayMAYPGross: 15.90%Net: 15.40%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 15.90% (before fees and expenses).PGIM S&P 500 Buffer 20 ETF – MayPBMYGross: 12.00%Net: 11.50%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2025 through April 30, 2026 is 12.00% (before fees and expenses).* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: May 1, 2025 through April 30, 2026.■All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.